UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: April 30

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CAPITAL MANAGEMENT

ALL CAP FUND

FORM N-Q

JULY 31, 2010

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.5%
CONSUMER DISCRETIONARY - 12.5%
Hotels, Restaurants & Leisure - 2.9%
Jack in the Box Inc.	265,000	$5,466,950	*
PartyGaming PLC	793,795	3,736,748	*
Yum! Brands Inc.	101,000	4,171,300

Total Hotels, Restaurants & Leisure		13,374,998

Media - 5.4%
Time Warner Cable Inc.	80,000	4,573,600
Time Warner Inc.	358,480	11,277,781
Viacom Inc., Class B Shares	260,100	8,593,704

Total Media		24,445,085

Multiline Retail - 0.9%
Kohl’s Corp.	82,800	3,948,732	*

Specialty Retail - 3.3%
Best Buy Co. Inc.	133,600	4,630,576
Chico’s FAS Inc.	675,000	6,324,750
Staples Inc.	209,700	4,263,201

Total Specialty Retail		15,218,527

TOTAL CONSUMER DISCRETIONARY		56,987,342

CONSUMER STAPLES - 4.5%
Beverages - 3.1%
Hansen Natural Corp.	215,000	9,006,350	*
PepsiCo Inc.	80,500	5,225,255

Total Beverages		14,231,605

Food & Staples Retailing - 1.4%
Wal-Mart Stores Inc.	128,000	6,552,320

TOTAL CONSUMER STAPLES		20,783,925

ENERGY - 7.7%
Energy Equipment & Services - 4.4%
Baker Hughes Inc.	179,600	8,669,292
National-Oilwell Varco Inc.	190,000	7,440,400
Transocean Ltd.	87,000	4,020,270	*

Total Energy Equipment & Services		20,129,962

Oil, Gas & Consumable Fuels - 3.3%
Apache Corp.	37,800	3,612,924
ConocoPhillips	102,500	5,660,050
Exxon Mobil Corp.	63,101	3,765,868
Noble Energy Inc.	29,000	1,944,740

Total Oil, Gas & Consumable Fuels		14,983,582

TOTAL ENERGY		35,113,544

FINANCIALS - 17.4%
Capital Markets - 5.3%
Blackstone Group LP	183,236	2,043,081
Goldman Sachs Group Inc.	24,800	3,740,336
Morgan Stanley	159,900	4,315,701
State Street Corp.	132,200	5,145,224
TD Ameritrade Holding Corp.	551,966	8,687,945	*

Total Capital Markets		23,932,287

Commercial Banks - 1.0%
Huntington Bancshares Inc.	765,000	4,635,900

Consumer Finance - 1.5%
Capital One Financial Corp.	164,800	6,975,984

Diversified Financial Services - 2.4%
Bank of America Corp.	187,828	2,637,105
JPMorgan Chase & Co.	210,431	8,476,161

Total Diversified Financial Services		11,113,266

Insurance - 6.2%
Allstate Corp.	70,500	1,990,920
Assurant Inc.	160,700	5,992,503

See Notes to Schedule of Investments.

1

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Insurance - continued
Assured Guaranty Ltd.	844,700	$13,261,790
Genworth Financial Inc., Class A Shares	500,000	6,790,000	*
Syncora Holdings Ltd.	1,550,000	263,500	*

Total Insurance		28,298,713

Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp.	550,000	4,724,500	*

TOTAL FINANCIALS		79,680,650

HEALTH CARE - 10.2%
Biotechnology - 3.2%
Amylin Pharmaceuticals Inc.	335,981	6,356,760	*
Genzyme Corp.	68,000	4,730,080	*
Human Genome Sciences Inc.	134,500	3,488,930	*

Total Biotechnology		14,575,770

Health Care Providers & Services - 4.5%
Aetna Inc.	144,523	4,024,966
McKesson Corp.	60,900	3,825,738
UnitedHealth Group Inc.	218,989	6,668,215
WellPoint Inc.	117,300	5,949,456	*

Total Health Care Providers & Services		20,468,375

Pharmaceuticals - 2.5%
Johnson & Johnson	46,000	2,672,140
Merck & Co. Inc.	251,300	8,659,798

Total Pharmaceuticals		11,331,938

TOTAL HEALTH CARE		46,376,083

INDUSTRIALS - 15.3%
Aerospace & Defense - 2.2%
Goodrich Corp.	111,400	8,117,718
Northrop Grumman Corp.	36,200	2,122,768

Total Aerospace & Defense		10,240,486

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	79,000	5,135,000

Airlines - 3.6%
Delta Air Lines Inc.	652,300	7,749,324	*
UAL Corp.	373,000	8,855,020	*

Total Airlines		16,604,344

Commercial Services & Supplies - 1.3%
Republic Services Inc.	189,520	6,038,107

Electrical Equipment - 0.7%
Emerson Electric Co.	63,500	3,145,790

Industrial Conglomerates - 3.3%
3M Co.	116,000	9,922,640
United Technologies Corp.	71,300	5,069,430

Total Industrial Conglomerates		14,992,070

Professional Services - 1.5%
FTI Consulting Inc.	186,400	6,589,240	*

Road & Rail - 1.6%
Hertz Global Holdings Inc.	622,000	7,302,280	*

TOTAL INDUSTRIALS		70,047,317

INFORMATION TECHNOLOGY - 25.8%
Computers & Peripherals - 4.1%
EMC Corp.	940,000	18,602,600	*

Electronic Equipment, Instruments & Components - 1.6%
Avnet Inc.	121,100	3,045,665	*
Jabil Circuit Inc.	295,000	4,280,450

Total Electronic Equipment, Instruments & Components		7,326,115

Internet Software & Services - 1.1%
eBay Inc.	245,100	5,125,041	*

IT Services - 4.9%
International Business Machines Corp.	138,200	17,744,880

See Notes to Schedule of Investments.

2

LEGG MASON CAPITAL MANAGEMENT ALL CAP FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
IT Services - continued
MasterCard Inc., Class A Shares	21,600	$4,536,864

Total IT Services		22,281,744

Semiconductors & Semiconductor Equipment - 6.6%
Avago Technologies Ltd.	227,000	4,939,520	*
Micron Technology Inc.	1,675,000	12,194,000	*
Texas Instruments Inc.	520,570	12,852,874

Total Semiconductors & Semiconductor Equipment		29,986,394

Software - 7.5%
MICROS Systems Inc.	136,984	4,901,287	*
Nuance Communications Inc.	510,800	8,433,308	*
Red Hat Inc.	371,000	11,927,650	*
Symantec Corp.	330,800	4,290,476	*
Take-Two Interactive Software Inc.	477,295	4,892,274	*

Total Software		34,444,995

TOTAL INFORMATION TECHNOLOGY		117,766,889

MATERIALS - 1.7%
Chemicals - 1.7%
Nalco Holding Co.	320,000	7,804,800

TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.8%
AT&T Inc.	137,300	3,561,562

UTILITIES - 3.6%
Independent Power Producers & Energy Traders - 3.6%
AES Corp.	1,577,400	16,262,994	*

TOTAL COMMON STOCKS (Cost - $432,958,329)		454,385,106

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.5%
Bank of America Corp. (Cost - $2,338,000)	1/16/19	280,000	2,142,000	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $435,296,329)			456,527,106

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.1%
Repurchase Agreement - 0.1%
Interest in $350,003,000 joint tri-party repurchase agreement dated 7/30/10 with RBS Securities Inc.; Proceeds at maturity - $623,011; (Fully collateralized by various U.S. government agency obligations, 0.000% due 8/2/10 to 10/29/10; Market value - $635,467) (Cost - $623,000)	0.210%	8/2/10	$623,000	623,000

TOTAL INVESTMENTS - 100.1% (Cost - $435,919,329#)				457,150,106
Liabilities in Excess of Other Assets - (0.1)%				(415,283)
TOTAL NET ASSETS - 100.0%				$456,734,823

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Capital Management All Cap Fund (the “Fund”) is a non-diversified separate investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:	$454,385,106	—	—	$454,385,106
Warrants	2,142,000	—	—	2,142,000

Total long-term investments	$456,527,106	—	—	$456,527,106

Short-term investments†	—	$623,000	—	623,000

Total investments	$456,527,106	$623,000	—	$457,150,106

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$90,473,610
Gross unrealized depreciation	(69,242,833)

Net unrealized appreciation	$21,230,777

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 27, 2010